Consolidated Statement of Operations In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 American Depository Share USD ($)	Mar. 31, 2013 American Depository Share INR	Mar. 31, 2012 American Depository Share INR	Mar. 31, 2011 American Depository Share INR
Operating revenues:
Revenues from telecommunication services (includes Rs. 4,607 million, Rs. 4,180 million and Rs. 5,684 million in fiscals 2011, 2012 and 2013 from related parties)	$ 3,151	171,800	139,885	113,840
Cost of revenues
Network and transmissions cost (excluding depreciation and amortization of Rs. 11,962 million, Rs. 15,320 million and Rs. 18,059 million in fiscals 2011, 2012 and 2013) (includes Rs. 3,214 million, Rs. 3,287 million and Rs. 3,773 million in fiscals 2011, 2012 and 2013 to related parties)	1,741	94,916	76,917	67,213
License fees (includes Rs. 653 million, Rs. 841 million and Rs. 928 million in fiscals 2011, 2012 and 2013 to related parties)	25	1,387	928	664
Total cost of revenues	1,766	96,303	77,845	67,877
Operating costs
Depreciation and amortization	378	20,557	18,329	13,980
Other operating costs (includes Rs. 587 million, Rs. 1,591 million and Rs. 2,153 million in fiscals 2011, 2012 and 2013 to related parties)	1,012	55,169	43,153	32,347
Total operating costs	1,390	75,726	61,482	46,327
Operating income/(loss)	(5)	(229)	558	(364)
Non-operating income, net:
Gain on sale of investments	3	180	379	138
Interest income on income tax refunds	2	86	101	40
Interest income from banks and others (includes Rs. 707 million, Rs. 163 million and Rs. Nil in fiscals 2011, 2012 and 2013 from related parties)	3	148	296	762
Interest expense (includes Rs. Nil, Rs. 111 million and Rs. Nil in fiscals 2011, 2012 and 2013 to related parties)	(145)	(7,876)	(7,591)	(4,088)
Fair value gain on previously held interest in equity method investee recognized on business acquisition			11,047	128
Gain/(loss) on sale of property, plant and equipment, net	37	2,023	31	(489)
Other non-operating income, net (includes Rs. 88 million, Rs. 51 million and Rs. 126 million in fiscals 2011, 2012 and 2013 from related parties)	11	575	415	2,192
Total non-operating income/(loss), net	(89)	(4,864)	4,678	(1,317)
Income/(loss) before income taxes	(94)	(5,093)	5,236	(1,681)
Income tax (expense)/benefit	(37)	(2,028)	(5,138)	(765)
Dividend tax	(2)	(92)	(92)
Equity in net loss of equity method investees	(4)	(234)	(944)	(5,636)
Net income/(loss)	(137)	(7,447)	(938)	(8,082)
Net (income)/loss attributable to non-controlling interest	21	1,152	4,250	(13)
Net income/(loss) attributable to Tata Communications Limited	$ (116)	(6,295)	3,312	(8,095)
Per share Information:
Basic earnings/(loss) per ADS (each ADS represents two equity shares)	$ (0.41)	(22.09)	11.62	(28.40)	$ (0.82)	(44.18)	23.24	(56.80)
Weighted number of equity shares outstanding	285,000,000	285,000,000	285,000,000	285,000,000